SUMMARY OF OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Post employment benefits (note 12(a))	$ 12,608	$ 12,784
Lease liability	867	650
Bolivia uncertain tax position financing arrangement (note 18(c))		5,974
Other taxes payable (note 12(b))	5,106	6,976
Long-term portion of current income taxes payable	713	1,503
Participation payable to COMIBOL for interest in joint operation (note 12(c))	8,873	8,977
Other liabilities	1,250	1,714
Balance, end of the year	29,417	38,578
Less: current portion	(8,876)	(16,070)
Non-current portion	$ 20,541	$ 22,508